CORPORATE INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2024
CORPORATE INCOME TAX
Summary of major components of tax expense

	For the year ended December 31,
	2022	2023	2024	2024
	VND million	VND million	VND million	USD
Income taxes
Current income tax expense	3,813	111,427	56,926	2,339,264
Deferred income tax expense/(income)	1,058,522	(34,502)	(86,621)	(3,559,523)
Income tax expense reported in the consolidated statement of operations	1,062,335	76,925	(29,695)	(1,220,259)

Summary of reconciliation of tax computed by applying the Vietnam's statutory tax rate of 20% to the Group's income tax expense

	For the year ended December 31,
	2022	2023	2024	2024
	VND million	VND million	VND million	USD
Loss before tax expense	(51,896,362)	(60,173,423)	(77,384,644)	(3,179,973,043)
Income tax benefit computed at the Vietnam statutory tax rate of 20%	(10,379,272)	(12,034,685)	(15,476,929)	(635,994,617)
Effect of preferential tax rates	4,397,659	5,189,245	9,534,979	391,821,615
Foreign tax rates differential	(232,379)	(341,129)	(376,196)	(15,459,051)
Deemed contribution from owners through cash donation to the Company (i)	—	1,974,626	2,035,221	83,633,491
Deemed contribution from owner through free electric charging offered to VinFast’s customers (i)	—	—	590,075	24,247,997
Others	685,487	492,047	542,007	22,272,735
Change in valuation allowance	6,590,840	4,796,821	3,121,148	128,257,571
Estimated income tax expense	1,062,335	76,925	(29,695)	(1,220,259)
(i)	These amount are treated as taxable income under Vietnam tax regulations.

Summary of deferred tax assets and deferred tax liabilities

	For the year ended December 31,
	2022	2023	2024	2024
	VND million	VND million	VND million	USD
Deferred tax assets
Unrecognised tax loss carried forward	3,285,533	5,202,753	8,936,844	367,242,408
Deferred tax assets from lease back transaction	3,127,683	3,492,038	3,625,123	148,967,454
Written-off R&D expenses	971,726	2,249,112	3,252,649	133,661,352
Lease liabilities	904,451	1,063,152	721,285	29,639,819
Excess of deductible capped interest expense carried forward	734,621	1,131,794	1,886,951	77,540,621
Start-up costs	704,720	794,479	739,605	30,392,644
Provision for net realizable value of inventory	192,141	446,205	463,188	19,033,820
Impairment of long-lived assets	122,954	44,663	539,442	22,167,331
Others	173,872	728,463	1,494,371	61,408,301
Total deferred tax assets	10,217,701	15,152,659	21,659,458	890,053,750
Less valuation allowance	(7,911,734)	(12,513,175)	(19,115,404)	(785,510,746)
Total deferred tax assets, net amount	2,305,967	2,639,484	2,544,054	104,543,004
Deferred tax liabilities
Deferred tax liabilities from lease back transaction	(2,354,879)	(2,442,623)	(2,437,689)	(100,172,139)
Right-of-use assets	(904,451)	(1,063,152)	(721,285)	(29,639,819)
Others	(106,403)	(158,973)	(323,723)	(13,302,774)
Total deferred tax liabilities	(3,365,733)	(3,664,748)	(3,482,697)	(143,114,732)
Net deferred tax liabilities	(1,059,766)	(1,025,264)	(938,643)	(38,571,728)
Reflected in the consolidated balance sheet as follows:
Deferred tax assets	—	—	—	—
Deferred tax liabilities	(1,059,766)	(1,025,264)	(938,643)	(38,571,728)
Deferred tax liabilities, net	(1,059,766)	(1,025,264)	(938,643)	(38,571,728)

Summary of movement of valuation allowance

	For the year ended December 31,
	2022	2023	2024	2024
	VND million	VND million	VND million	USD
Balance at beginning of the year	2,840,310	7,911,734	12,513,175	514,204,849
Net change in valuation allowance	5,071,424	4,601,441	6,602,229	271,305,897
Balance at end of the year	7,911,734	12,513,175	19,115,404	785,510,746